Schedule of disaggregation revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Product Information [Line Items]
Total	$ 124,737	$ 113,541	$ 120,348
New Car Sales [Member]
Product Information [Line Items]
Total	55,817	73,697	72,963
Auto Parts And Auto Accessories Sales [Member]
Product Information [Line Items]
Total	68,560	36,847	39,031
Automotive Insurance Related Services [Member]
Product Information [Line Items]
Total	$ 360	$ 2,997	$ 8,354